Expense Example, No Redemption - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor High Income Fund - Class M
Expense Example, No Redemption:
1 Year	$ 503
3 Years	721
5 Years	956
10 Years	1,631
Fidelity Advisor High Income Fund - Class C
Expense Example, No Redemption:
1 Year	184
3 Years	569
5 Years	980
10 Years	1,924
Fidelity Advisor High Income Fund - Class I
Expense Example, No Redemption:
1 Year	89
3 Years	278
5 Years	482
10 Years	1,073
Fidelity Advisor High Income Fund - Class Z
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	847
Fidelity Advisor High Income Fund - Class A
Expense Example, No Redemption:
1 Year	502
3 Years	718
5 Years	951
10 Years	$ 1,620